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                                UBS Money Series
                               51 West 52nd Street
                          New York, New York 10019-6114



                                                                     May 5, 2003



EDGAR FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:      UBS Money Series (the "Trust")
                      LIR Premier Money Market Fund
                      LIR Premier Tax-Free Money Market Fund
                  File Nos. 333-52965 and 811-8767
                  ------------------------------------------------------------

Ladies and Gentlemen:

     Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the "Act"), the above-named registrant hereby certifies that:

     (a) the form of prospectus and Statement of Additional Information dated May 1, 2003 that would have been filed under Rule 497(c) under the Act would not have differed from that contained in Post-Effective Amendment No. 13 to the Trust's registration statement on Form N-1A, which is the most recent amendment filed with the Commission;

     (b) the text of Post-Effective Amendment No. 13 was filed electronically with the Commission on April 30, 2003.

     If you have any questions regarding the foregoing, please call me at (212) 882-5572.

                                   Sincerely,


                                   By:      /s/ David M. Goldenberg
                                            ------------------------------
                                            David M. Goldenberg
                                            Vice President and Secretary


233833.1.03